Summary of Significant Accounting Policies - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 27,344	$ 22,647
Restricted cash	1,006	150
Total cash, cash equivalents, and restricted cash	$ 28,350	$ 22,797	$ 41,650